Document and Entity Information	Jan. 27, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001855631
Document Type	8-K
Document Period End Date	Jan. 27, 2023
Entity Registrant Name	PONO CAPITAL CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-40734
Entity Tax Identification Number	86-2049355
Entity Address, Address Line One	643 Ilalo Street
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	(808)
Local Phone Number	892-6611
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And Three Quarters Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, and three-quarters of one Redeemable Warrant.
Trading Symbol	PONOU
Security Exchange Name	NASDAQ
Class A Common Stock 0.000001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.000001 par value per share
Trading Symbol	PONO
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PONOW
Security Exchange Name	NASDAQ